John L. Reizian
Vice President and Associate General Counsel
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103-1105
Telephone: (860) 466-1539
Facsimile:  (860) 466-2550
John.Reizian@LFG.com

VIA EDGAR

August 6, 2010

U. S. Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Room 8634; Mail Stop 8629
100 F Street N.E.
Washington, DC  20549

Re:           Lincoln Life Flexible Premium Variable Life Account M
The Lincoln National Life Insurance Company
File No. 333-139960; 811-08557; CIK: 0001048607
Post-Effective Amendment No. 8
Lincoln VULONE2007

Dear Sir or Madam:

Today we are electronically filing on EDGAR a post-effective amendment to the referenced registration statement to add a supplement to the prospectus.  I would like to confirm the contract name on the front cover of the prospectus (Lincoln VULONE2007) is and will continue to be the same as the EDGAR class identifier.  The purpose of this amendment is to provide the policyowner the option to choose between two death benefit tax qualification tests, the Guideline Premium Test and the Cash Value Accumulation Test.

Accordingly, Lincoln, as Depositor, on behalf of the Registrant, and Lincoln Financial Distributors, Inc., as Principal Underwriter, acknowledge the following: should the Securities and Exchange Commission (the “Commission”) or its staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; the action of the Commission or its staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal Securities Laws of the United States.

Also, the required financial statements are being incorporated by reference.  Consent of independent registered public accounting firm and opinion of counsel are being submitted herewith.

Should you have any questions or concerns while reviewing this submission, please feel free to contact me at 860-466-1539.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Vice President and Associate General Counsel